Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure
Carrying Amount of Goodwill by Reportable Segments and Corporate Group
2016

			Purchase
	Balance at	Goodwill on	accounting	Goodwill	Balance at
(In thousands)	January 1, 2016	acquisition	adjustments	impairment	December 31, 2016
Banco Popular de Puerto Rico	$280,221	$-	$-	$(3,801)	$276,420
Banco Popular North America	346,167	-	4,707	-	350,874
Total Popular, Inc.	$626,388	$-	$4,707	$(3,801)	$627,294

December 31, 2017

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2017	impairment	2017	2017	impairment	2017
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$280,221	$3,801	$276,420	$280,221	$3,801	$276,420
Banco Popular North America	515,285	164,411	350,874	515,285	164,411	350,874
Total Popular, Inc.	$795,506	$168,212	$627,294	$795,506	$168,212	$627,294

December 31, 2016

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2016	impairment	2016	2016	impairment	2016
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$280,221	$-	$280,221	$280,221	$3,801	$276,420
Banco Popular North America	510,578	164,411	346,167	515,285	164,411	350,874
Total Popular, Inc.	$790,799	$164,411	$626,388	$795,506	$168,212	$627,294

Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2017
Core deposits	$37,224	$22,347	$14,877
Other customer relationships	35,683	21,051	14,632
Total other intangible assets	$72,907	$43,398	$29,509
December 31, 2016
Core deposits	$37,274	$18,624	$18,650
Other customer relationships	36,449	16,162	20,287
Total other intangible assets	$73,723	$34,786	$38,937

Schedule Of Expected Amortization Expense Table Text Block
(In thousands)
Year 2018	$9,286
Year 2019	9,042
Year 2020	4,967
Year 2021	2,157
Year 2022	1,281
Later years	2,776